Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision/(benefit) for income taxes from continuing operations is summarized as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Current income taxes
Federal	$1.6	$—	$3.1	$—
State	0.9	1.3	1.8	2.1
Foreign	—	—	0.8	—

Total	2.5	1.3	5.7	2.1

Deferred income taxes
Federal	(5.3)	6.1	1.0	13.0
State	(1.4)	(0.5)	(1.2)	(0.3)
Foreign	(0.2)	1.5	(0.5)	2.9

Total	(6.9)	7.1	(0.7)	15.6

Total (benefit)/provision for income taxes	$(4.4)	$8.4	$5.0	$17.7

The Company’s provision/(benefit) for income taxes from continuing operations is summarized as follows:

	Year Ended June 30,
	2012	2013	2014
Current income taxes
Federal	$(625)	$—	$6,137
State	(945)	1,661	3,624
Foreign	—	—	3,336

Total	(1,570)	1,661	13,097

Deferred income taxes
Federal	19,849	(25,738)	23,826
State	8,592	(3,668)	986
Foreign	—	3,540	(614)

Total	28,441	(25,866)	24,198

Total provisional (benefit) for income taxes	$26,871	$(24,205)	$37,295

Schedule of Income (Loss) By Geographic Segment

The United States and foreign components of income/(loss) from continuing operations before income taxes for the three and six months ended December 31, 2014 and 2013 are as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
United States	$0.1	$(32.1)	$(92.5)	$(56.4)
Foreign	(0.7)	2.9	(9.2)	7.4

Total	$(0.6)	$(29.2)	$(101.7)	$(49.0)

The United States and foreign components of income/(loss) from continuing operations before income taxes for each of the three years ended June 30, 2012, 2013 and 2014 are as follows:

	Year Ended June 30,
	2012	2013	2014
United States	$16,974	$(185,658)	$(135,301)
Foreign	—	15,840	(9,048)

Total	$16,974	$(169,818)	$(144,349)

Schedule Of Reconciliation Of Income Tax Provision

Reconciliations of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the three and six-month periods ended December 31, 2014 and 2013 are as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Expected benefit at statutory rate	$(0.3)	$(10.1)	$(35.6)	$(17.0)
Increase due to:
Non-deductible stock-based compensation	(5.1)	22.5	42.1	39.5
State income taxes (benefit)/provision, net of federal benefit	—	(1.6)	(4.5)	(2.8)
Transaction costs not deductible for tax purposes	0.1	(0.1)	0.4	0.1
Foreign tax rate differential	(0.3)	(0.4)	0.8	(1.0)
Release of accrual for uncertain tax position	—	(2.6)	—	(2.6)
Other, net	1.2	0.7	1.8	1.5

(Benefit)/provision for income taxes	$(4.4)	$8.4	$5.0	$17.7

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the years ended June 30, 2012, 2013 and 2014 are as follows:

	Year ended June 30,
	2012	2013	2014
Expected provision/(benefit) at the statutory rate	$5,941	$(59,469)	$(50,461)
Increase/(decrease) due to:
Non-deductible stock-based compensation	8,685	35,879	96,469
State income taxes (benefit)/provision, net of federal benefit	4,855	(2,243)	(6,603)
Transactions costs not deductible for tax purposes	1,416	1,257	759
Provision for/(reversal of) uncertain tax positions, net	5,808	—	(2,600)
State NOL adjustment	—	2,788	—
Change in effective tax rate	459	—	(286)
Change in valuation allowance	—	—	1,284
Foreign tax rate differential	—	(2,264)	991
Other, net	(293)	(153)	(2,258)

Provision/(benefit) for income taxes	$26,871	$(24,205)	$37,295

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	2013	2014
Balance, beginning of year,	$6,416	$6,416
Decreases	—	(6,416)

Balance, end of year,	$6,416	$—